Commitments and Contingencies - Other Commitments (Narrative) (Details) $ in Billions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
UNS Energy | Payment Guarantee
Other Commitments [Line Items]
Maximum commitment	$ 343,000,000
Obligation under guarantee	$ 0
TEP and UNS Electric | Long-term gas transportation precedent agreements
Other Commitments [Line Items]
Long-term purchase commitment, amount		$ 1.9
Purchase commitment term	25 years	25 years
Wataynikaneyap Power
Other Commitments [Line Items]
Equity investment ownership	39.00%
Wataynikaneyap Power | Minimum
Other Commitments [Line Items]
Equity capital contribution	$ 165,000,000
Wataynikaneyap Power | Maximum
Other Commitments [Line Items]
Equity capital contribution	$ 235,000,000